Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying unaudited condensed consolidated financial statements include the financial information of Microvast Inc. and its subsidiaries. The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Security and Exchange Commission and U.S. generally accepted accounting standards for interim financial reporting. Accordingly, certain information and disclosures normally included in the notes to the annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been omitted from these interim financial statements. The results of operations for the three months and six months periods ended June 30, 2020 and 2021 are not necessarily indicative of the results for the full years.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the Group’s audited consolidated financial statements for each of the three years in the period ended December 31, 2020 included in the definitive proxy statement relating to merger or acquisition between Microvast, Inc. and Tuscan Holding Corp. In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all adjustments (which include normal recurring adjustments) necessary for a fair statement of financial results for the interim periods presented. The Group believes that the disclosures are adequate to make the information presented not misleading.

The financial information as of December 31, 2020 presented in the unaudited condensed financial statements is derived from the Group’s audited consolidated financial statements for the year ended December 31, 2020.

The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Group’s consolidated financial statements for each of the three years in the period ended December 31, 2020.

Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, provision for obsolete inventories, impairment of long-lived assets, valuation allowance for deferred tax assets, product warranties, fair value measurement of the convertible promissory notes, share based compensation and going concern assumption.

The unaudited condensed consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group’s ability to generate sufficient cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.

Revenue recognition

Nature of Goods and Services

The Group’s sales revenue consists primarily of sales of lithium batteries. The obligation of the Group is providing the electronic power products. Revenue is recognized at the point of time when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods or services.

Disaggregation of revenue

For the three months ended June 30, 2020 and 2021, the Group derived revenues of $14,802 and $29,084 from Asia&Pacific, $6,890 and $4,231 from Europe and $6 and $57 from other geographic regions where the customers are located, respectively.

For the six months ended June 30, 2020 and 2021, the Group derived revenues of $18,687 and $41,568 from Asia&Pacific, $9,930 and $6,558 from Europe and $30 and $184 from other geographic regions where the customers are located, respectively.

Contract balances

Contract balances include accounts receivable and advance from customers. Accounts receivable represent cash not received from customers and are recorded when the right to consideration is unconditional. The allowance for doubtful accounts reflects the best estimate of probable losses inherent to the account receivable balance. Contract liabilities, recorded in advance from customers in the consolidated balance sheet, represents payment received in advance or payment received related to a material right provided to a customer to acquire additional goods or services at a discount in a future period. During the three months ended June 30, 2020 and 2021, the Group recognized $206 and $135 of revenue previously included in advance from customers as of April 1, 2020 and April 1, 2021, respectively. During the six months ended June 30, 2020 and 2021, the Group recognized $446 and $1,321 of revenue previously included in advance from customers as of January 1, 2020 and January 1, 2021, respectively, which consist of payments received in advance related to its sales of lithium batteries.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries and VIE. All intercompany transactions and balances have been eliminated upon consolidation.

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business is dependent on, among other things, the Group’s ability to generate sufficient cash flows from operations, and the Group’s ability to arrange adequate financing arrangements.

The Group had recurring losses in the past three years and had total shareholders’ deficits of $384,602 and working capital totaled at $5,697 as of December 31, 2020 which may raise substantial doubt about the Group’s ability to continue as a going concern for the foreseeable future prior to the consideration of the management’s plans articulated below.

The Group has generated positive cash flows from operations in 2019 and 2020, of $13,371 and $15,556, respectively, and expects to be in positive operating cash flows position for year 2021. In addition, the Group obtained proceeds totaled at $57,500 from the issuance of convertible notes in January and February 2021 and obtained $9,921 bank loans in subsequent period (Note 25).

Therefore, as of the issuance date of these financial statements, management is of the opinion that the Group will be able to satisfy its liabilities as they become due in the next twelve months, and accordingly, these consolidated financial statements are prepared on a going concern basis.

Consolidation of Variable Interest Entity

The Group determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a VIE. Voting interest entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make decisions about the entity’s activities. The Group consolidates voting interest entities in which it has all, or at least a majority of, the voting interest. As defined in applicable accounting standards, VIEs are entities that lack one or more of the characteristics of a voting interest entity. A controlling financial interest in a VIE is present when an enterprise has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. The enterprise with a controlling financial interest, known as the primary beneficiary, consolidates the VIE.

The Group and a third party established Hongwei of which they each subscribed 20% and 80% equity interest, respectively. In 2017, the Group made contributions of cash and intangible assets to Hongwei; whereas the other equity interest holder did not make capital contributions. Hongwei met the definition as a VIE. The Group concluded that Hongwei, since its inception, was a VIE and the Group was its primary beneficiary. Accordingly, Hongwei has been consolidated by the Group. The Group became the sole equity interest owner of Hongwei in October 2019 (Note 15).

For the year ended December 31, 2018, net revenues and net loss of the Company’s VIE were $509 and $5,492, respectively, which were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions amongst the Company, its subsidiaries and VIE in the Group. For the year ended December 31, 2018, the net cash used in operating activities and investing activities by the Company’s VIE were $6,796 and $1,290, respectively. The Group consolidated Hongwei under voting interest model when the Group became the sole equity interest owner in October 2019.

Noncontrolling interests and redeemable noncontrolling interests

For the Company’s consolidated subsidiaries and VIE, noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Company’s Consolidated Balance Sheets and have been separately disclosed in the Company’s Consolidated Statements of Operations and Comprehensive Loss to distinguish the interests from that of the Company.

Noncontrolling interests in subsidiaries that are redeemable at the option of the holder and not solely within the control of the Company for cash or other assets are classified outside of permanent equity at redemption value as redeemable noncontrolling interests. If the redemption event is probable to occur, the Company records the redeemable noncontrolling interests at the redemption value on each balance sheet date with the changes recognized as an adjustment to equity.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenue, costs and expenses in the consolidated financial statements and accompanying notes, and disclosure of contingent liabilities at the date of the consolidated financial statements. Actual results could differ from these estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful accounts, provision for obsolete inventories, impairment of long-lived assets, valuation allowance for deferred tax assets, product warranties, fair value measurement of the redeemable preferred shares, redeemable noncontrolling interests, share based compensation, consolidation of variable interest entity and going concern assumption.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted from withdrawal or use, or which have maturities of three months or less.

Restricted cash

Restricted cash represents deposits made to banks to secure bank acceptance notes (or Notes Payable) and letter of credit issued by the Group. It’s common in PRC that the banks require the Group to pledge notes received from its customers, up to 111%, or make a deposit for up to 100% of the face amount of the bank acceptance notes the Group issued as collateral. The deposits and the matured bank acceptance notes from its customers are recorded as restricted cash in the consolidated balance sheets.

Accounts receivable

Accounts receivable represents those receivables derived in the ordinary course of business, net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts for estimated losses on accounts receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction history with customers and their current financial condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group operates.

Notes receivable and payable

The Group accepts bank acceptance notes (“notes”) from customers in the PRC in the normal course of business. The Group may present these notes with banks in the PRC for cash payment or endorse these notes to its suppliers to settle its accounts payable. When the notes are endorsed by the Company, the Company is jointly liable with other endorsers in the note. Notes that have been presented with banks or endorsed to suppliers are derecognized from the consolidated balance sheets when the notes are settled with banks or the obligations as endorser are discharged. Notes receivable and payable are typically non-interest bearing and have maturities of one year or less.

As of December 31, 2019 and 2020, the balance of notes receivable were $33,356 and $20,839, respectively while certain notes receivable was pledged in the bank to secure the issuance of the bank acceptance notes by the Group.

Short-term investments

The Group’s short-term held-to-maturity investments are classified based on their contractual maturity dates which are less than one year and are recorded at their amortized costs. The Company recognized $366 and $37 interest income from the short-term investments for the years ended December 31, 2019 and 2020, respectively.

The Group reviews its held-to-maturity investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the instruments, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidated statements of operations.

Inventories, net

Inventories of the Group consist of raw materials, work in process and finished goods. Inventories are stated at the lower of cost or net realizable value. Inventory costs include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to the Group by suppliers, and production of manufactured product for sale. Such as the cost of materials and supplies used in production, direct labor costs and allocated overhead costs are all included in the inventory costs. The allocated overhead cost includes the depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. Inventories are written down to net realizable value taking into consideration of estimates of future demand, technology developments, market conditions and reasonably predicative costs of completion or disposal.

Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of advances to suppliers, deposits and value-added tax receivables.

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Machineries and equipment	10 years
Fixtures and electronic equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Construction in progress represents manufacturing facilities and equipment under construction, and is stated at cost. The capitalization of these costs is ceased when construction in progress is transferred to property, plant and equipment and substantially ready for its intended use. No depreciation is recorded for construction in progress. Repair and maintenance costs are charged to expenses as incurred.

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which are generally 50 years and represent the shorter of the estimated usage periods or the terms of the land use rights agreements.

Acquired intangible assets, net

Acquired intangible assets with definite lives are amortized on a straight-line basis over their expected useful economic lives.

Impairment of long-lived assets

The Company reviews long-lived assets with finite lives, including identifiable intangible assets with determinable useful lives, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. During the years ended December 31, 2019 and 2020, the Group recognized impairment losses of $2,908 and $567 related to long-lived assets.

Fair value of financial instrument

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, notes receivable, short-term investments, amount due from/to related parties, accounts payable, short-term bank borrowings, notes payable, bonds payable, and long-term bank borrowings. The Group carries its long-term bank borrowings at amortized cost. The carrying values of other current financial instruments approximate their fair values reported in the consolidated balance sheets due to their short-term maturity.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset or liability categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Measured fair value on a recurring basis

The Group measured its financial assets and liabilities at fair value on a recurring basis as of December 31, 2019 and 2020.

Measured fair value on a nonrecurring basis

The Group measured the fair value of the Company’s convertible redeemable preferred share and the redeemable noncontrolling interests of a subsidiary on each of the date when there are changes in the terms of shareholding rights and preferences. The fair value was determined using models with significant unobservable inputs (Level 3 inputs), among which, the Group applied a Discounts For Lack of Marketability (“DLOM”) of 20% in the fair value measurement for the convertible redeemable preferred share and redeemable noncontrolling interests in 2019, since there was no readily available market for shares in a closely-held company similar to the Company. The Black-Scholes option pricing model was used.

The Group measured the long-lived assets using the income approach — discounted cash flow method, when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.

Revenue recognition

On January 1, 2019, the Group adopted ASU 2014-09, Revenue Contracts with Customers (Topic 606), “Topic 606” applying the modified retrospective method to all contracts that were not completed as of January 1, 2019. Results for reporting periods beginning after January 1, 2019 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group adjusted the retained earnings and deferred revenue at amount of $1,565 on January 1, 2019 for the cumulative impact of adopting Topic 606.

Nature of Goods and Services

The Group’s sales revenue consists primarily of sales of lithium batteries. The obligation of the Group is providing the electronic power products. Revenue is recognized at the point of time when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods or services.

Disaggregation of revenue

For the years ended December 31, 2019 and 2020, the Group derived revenues of $65,437 and $82,655 from Asia & Pacific, $10,679 and $24,314 from Europe, and $318 and $549 from other geographic regions where the customers are located, respectively.

Sales Incentive

In 2018, the Group provides sales incentives to some of its customers, which mainly relates the reduced sales prices. The sales incentives are discounts to be applied to future sales to the customer which cannot be exchanged for cash. To the extent that the sales incentive represents a material right or options to acquire additional goods or services at a discount in the future period, the material right is recognized as a separate performance obligation at the outset of the arrangement based on the most likely amount of incentive to be provided to the customer. Amounts allocated to a material right are recognized as revenue when those future goods are sold to the customers. During 2019 and 2020, no such sales incentives were granted to customers.

Contract balances

Contract balances include accounts receivable and advance from customers. Accounts receivable represent cash not received from customers and are recorded when the right to consideration is unconditional. The allowance for doubtful accounts reflects the best estimate of probable losses inherent to the account receivable balance. Contract liabilities, recorded in advance from customers in the consolidated balance sheet, represents payment received in advance or payment received related to a material right provided to a customer to acquire additional goods or services at a discount in a future period. During the year ended December 31, 2019 and 2020, the Group recognized $556 and $582 of revenue previously included in advance from customers as of January 1, 2019 and 2020, respectively, which consist of payments received in advance related to its sales of lithium batteries.

Value added taxes

Value added tax (“VAT”) on sales was calculated at 17% and changed to 16% since May 1, 2018 on revenue from products then to 13% starting from April 1, 2019 and 6% on services. The Group reports revenue net of VAT. Entities in PRC that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities.

Cost of revenues

Cost of revenues primarily consists of the cost of the products ultimately sold to customers, shipping and handling costs charged to the Group in the sales, the direct labor costs, product warranty expense, provision for the inventories and other related expenses that are directly attributable to the production of products.

Product Warranty

The Group provides product warranties, which entail repair or replacement of non-conforming items, in conjunction with sales of products. Estimated costs related to warranties are recorded in the period in which the related product sales occur. The warranty liability recorded at each balance sheet date reflects management’s best estimates of its product warranties based on historical information and other currently available evidence.

The Group’s product warranties generally range from one to eight years. The Group establishes a reserve for the estimated cost of the product warranty at the time revenue is recognized. The portion of the warranties is expected to incur within the next 12 months is recorded in accrued expenses and other current liabilities, while the remaining is recorded in other non-current liabilities on the consolidated balance sheets. Warranty reserves are recorded as a cost of revenue.

Research and development expenses

Research and development expenses primarily consist of salaries and benefits for research and development personnel, materials, office rental expense, general expenses and depreciation expenses associated with research and development activities.

Subsidy income

Government subsidies represent government grants received from local government authorities.

Government subsidies related to the investment in production facilities initially records as other current or other non-current liabilities and amortized on a straight-line basis to offset the cost of revenue over the lives of relevant production assets or amortized on an effective interest method over the term of the loan.

The Group amortized the deferred subsidy at $1,904, $2,304 and $166 during the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the carrying amount of the current portion of the deferred subsidy income was $127 and $215, and the non-current portion was $1,389 and $1,221, respectively.

Government subsidies are recognized as subsidy income when no conditions are imposed. The Group received and recognized $9,538, $3,243 and $3,000 of government subsidy income during the years ended December 31, 2018, 2019 and 2020, respectively.

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax positions by reporting a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. Tax benefits are recognized from uncertain tax positions when the Group believes that it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The Group recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Share-based payment

Equity-settled share-based payments to employees is measured at the fair value of the equity instruments at the grant date. Fair value excludes the effect of non-market based vesting conditions. At each balance sheet date, the Group assesses the number of equity instruments expected to vest based on the estimate on the probability of meeting non-market based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in the income statement such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity.

For cash-settled share-based payments to employees, a liability is recognized for the services acquired, measured initially at the fair value of the liability. At each balance sheet date until the liability is settled, and at the date of settlement, the fair value of the liability is re-measured with any changes in fair value recognized in consolidated statements of operations for the year.

Equity-settled share-based payment to nonemployees are measured at fair value at the earlier of the commitment date or the date the services was completed and recognized over the period the service is provided.

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the Consolidated Statements of Comprehensive Loss.

Net loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to participating securities when the participating securities do not have a contractual obligation to share losses.

The Company’s preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The preferred shares have no contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares and convertible bonds using the if-converted method, and ordinary shares issuable upon the vesting of non-vested shares or exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Foreign currencies

The functional currency of the Company and MP Solutions is the United States dollar (“U.S. dollar”). For the Company’s subsidiaries located in the PRC, the functional currency is the Chinese Renminbi (“RMB”); the Company’s UK subsidiary, MP UK, the functional currency is the Great British Pound (“Pound”); the Company’s Germany subsidiary, MV GmbH, the functional currency is the Euro, and the Company’s Singapore subsidiary, MV Singapore, the functional currency is the Singapore Dollar (“SGD”).

In preparing the consolidated financial statements of each individual group subsidiary, transactions in currencies other than the subsidiary’s functional currency (foreign currencies) are converted into the functional currency at the rates of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences on the monetary items are recognized in the consolidated statements of operations in the period in which they arise.

For the purposes of presenting the consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into the reporting currency of the Group (i.e. US$) at the prevailing exchange rate at the end of the reporting period, and their income and expenses are translated at the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive loss.

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash, cash equivalents and restricted cash of the Group included aggregate amounts of $32,844 and $35,194 as of December 31, 2019 and 2020, respectively, which were denominated in RMB.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable, notes receivable and short-term investments. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality. The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for 2018, 2019 and 2020:

	December 31, 2018	December 31, 2019	December 31, 2020
Percentage of revenue contributed by Customer A	16%	11%	—
	16%	11%	—

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	December 31, 2019	December 31, 2020
Percentage of accounts receivable from Customer B	—	10%
	—	10%

Supplier Concentration

The Group relies on third parties for the supply of raw materials. In instances where these parties fail to perform their obligations, the Group may find alternative suppliers in the open market. For the years ended December 31, 2018, 2019 and 2020, 26%, 17% and 12% of its raw materials were purchased through company C and D, respectively, but numerous alternate sources of supply are readily available on comparable terms.

Newly adopted accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Updates (“ASU”) 2014-09, “Revenue from Contracts with Customers”. ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years beginning after December 15, 2018 for non-public companies, and for interim periods within those years beginning after December 15, 2019. The Group adopted ASU 2014-09 and all related ASUs beginning January 1, 2019 and recorded $1,565 adjustment to retained earnings for the cumulative impact upon adoption of Topic 606.

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. ASU 2016-01 was further amended in February 2018 by ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities”. ASU 2016-01 and ASU 2018-03 are effective for non-public business entities for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group adopted this ASU beginning January 1, 2019 and the adoption did not have a material impact on the Group’s financial position or results of operations.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. This update addresses the following eight specific cash flow issues: Debt prepayment or debt extinguishment costs; settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (COLIs) (including bank-owned life insurance policies (BOLIs)); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. For non-public entity, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted. The Group adopted this ASU beginning January 1, 2019 and the adoption did not have a material impact on the Group’s financial position or results of operations.

In November 2016, the FASB issued ASU 2016-18: Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update are effective for non-public business entities for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. The Group adopted this standard on January 1, 2019 and applied a retrospective transition method on its consolidated statements of cash flows for the year ended December 31, 2018, 2019 and 2020, respectively.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement to ASC Topic 820, Fair Value Measurement (“ASC 820”). ASU 2018-13 modifies the disclosure requirements for fair value measurements by removing, modifying, and/or adding certain disclosures. For non-public business entities, the ASU’s amendments are effective for annual and interim periods within those years, beginning after December 15, 2019. The Group adopted this ASU beginning January 1, 2020 and the adoption did not have a material impact on the Group’s financial statements.

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. Non-public business entities should apply the amendments to annual periods beginning after December 15, 2019 and interim periods within fiscal years beginning after December 15, 2020. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the consolidated financial statements. In November 2019 and June 2020, the FASB issued ASU 2019-10 and ASU 2020-05 to defer the effective date. Therefore, Leases (Topic 842) is effective for private entities to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Group is in the process of evaluating the impact of the adoption of this standard.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. For non-public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. All entities may adopt the amendments in this Update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is evaluating the impact of the adoption of this standard on its consolidated financial statements.